Intangible Assets - Turkcell 4.5G License - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Tender payment description	Semi-annually by four equal installments
Trade and other payables | ₺		₺ 3,696,466,000	₺ 4,101,991,000
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Amortization period of intangible asset	13 years
Consideration paid for acquiring license	€ 1,623,460
Expiration year of intangible asset	2029
Tender price	€ 1,623,460
VAT amount	18.00%
Net tender price	€ 1,655,290
Turkcell 4.5G license [member] | Current liabilities [member]
Disclosure of detailed information about intangible assets [line items]
Trade and other payables | ₺		₺ 0	₺ 1,522,615,000